THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.

Prudential Asset Allocation Fund

Prudential Conservative Allocation Fund

Prudential Growth Allocation Fund

Prudential Jennison Growth Fund

Prudential Jennison Equity Opportunity Fund

Prudential Moderate Allocation Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 3

Prudential Jennison Market Neutral Fund

Prudential Jennison Select Growth Fund

Prudential Real Assets Fund

Prudential Strategic Value Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 4

Prudential Muni High Income Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 5

Prudential Jennison Conservative Growth Fund

Prudential Small-Cap Value Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 6

Prudential California Muni Income Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 7

Prudential Jennison Value Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 8

Prudential Stock Index Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 9

Prudential Absolute Return Bond Fund

Prudential International Real Estate Fund

Prudential Large-Cap Core Equity Fund

PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 10

Prudential Jennison Equity Income Fund

Prudential Mid-Cap Value Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 12

Prudential Global Real Estate Fund

Prudential U.S. Real Estate Fund

PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 14

Prudential Floating Rate Income Fund

Prudential Government Income Fund

PRUDENTIAL TOTAL RETURN BOND FUND, INC.

PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.

PRUDENTIAL HIGH YIELD FUND, INC.

PRUDENTIAL NATIONAL MUNI FUND, INC.

PRUDENTIAL SHORT-TERM CORPORATE BOND FUND, INC.

PRUDENTIAL JENNISON 20/20 FOCUS FUND

PRUDENTIAL JENNISON MID-CAP GROWTH FUND, INC.

PRUDENTIAL JENNISON NATURAL RESOURCES FUND, INC.

PRUDENTIAL SECTOR FUNDS, INC.

Prudential Financial Services Fund

Prudential Jennison Health Sciences Fund

Prudential Jennison Utility Fund

PRUDENTIAL JENNISON SMALL COMPANY FUND, INC.

PRUDENTIAL JENNISON BLEND FUND, INC.

PRUDENTIAL WORLD FUND, INC.

Prudential Emerging Market Debt Local Currency Fund

Prudential International Equity Fund

Prudential International Value Fund

TARGET ASSET ALLOCATION FUNDS

Target Conservative Allocation Fund

Target Growth Allocation Fund

Target Moderate Allocation Fund

THE TARGET PORTFOLIO TRUST

Intermediate-Term Bond Portfolio

International Equity Portfolio

Large Capitalization Growth Portfolio

Large Capitalization Value Portfolio

Mortgage Backed Securities Portfolio

Small Capitalization Growth Portfolio

Small Capitalization Value Portfolio

Total Return Bond Portfolio

THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT-2

THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT-10

Supplement dated June 9, 2011

to the
Statement of Additional Information of each of the Funds named above

This supplement amends each Fund’s Statement of Additional Information and is in addition to any existing supplement to each Fund’s Statement of Additional Information.

The section captioned “Analytical Service Providers” under the header “Disclosure of Portfolio Holdings” is deleted and replaced with the following:

Analytical Service Providers

·   Fund trades on a quarterly basis to Abel/Noser Corp. (an agency-only broker and transaction cost analysis company) as soon as practicable following a Fund's fiscal quarter-end;

·   Full holdings on a daily basis to FT Interactive Data (a fair value information service) at the end of each day;
·   Full holdings on a daily basis to FactSet Research Systems Inc. and Lipper, Inc. (investment research providers) at the end of each day;

·   Full holdings on a daily basis to Performance Explorer Limited (investment research provider for funds engaged in securities lending) at the end of each day, for certain funds;

·   Full holdings on a daily basis to Vestek (for preparation of fact sheets) at the end of each day (Target Portfolio Trust, and selected Prudential Investments Funds only);

·   Full holdings to Frank Russell Company (investment research provider) at the end of each month (Prudential Jennison Small Company Fund, Prudential Variable Contract Accounts -2 and -10 only);

·   Full holdings on a monthly basis to Fidelity Advisors (wrap program provider) approximately five days after the end of each month (Prudential Jennison Growth Fund and certain other selected Prudential Investments Funds only);

·   Full holdings on a daily basis to Brown Brothers Harriman & Co. (operations support) (Prudential Financial Services Fund only);

·   Full holdings on a daily basis to Markit WSO Corporation (certain operational functions)(Prudential Financial Services Fund only);

·   Full holdings on a daily basis to Investment Technology Group, Inc. (analytical service provider) (Prudential Financial Services Fund only);

·   Full holdings on a daily basis to State Street Bank and Trust Company (operations service provider) (Prudential Financial Services Fund only); and

·   Full holdings on a quarterly basis to Prudential Retirement Services / Watson Wyatt Investment Retirement Services (401(k) plan recordkeeping) approximately 30 days after the close of the Fund's fiscal quarter-end (Prudential Jennison Growth Fund only).

LR385

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